Plan Description - Narrative (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) loan year
EBP, Description of Plan [Line Items]
Total net assets transferred into the Plan	$ 5,894,591
Minimum age to participate | year	21
Requisite service period	1 year
Maximum annual compensation to total compensation, percentage	80.00%
Employer contribution, matching percentage	50.00%
Compensation matched percentage	6.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing to total account, percentage	50.00%
Number of borrowing | loan	1
Involuntary cash-out limit	$ 1,000
Involuntary transfer to a qualified plan limit	$ 5,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	1.00%
Borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Borrowing term	5 years